UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-05984

                           THE NEW IRELAND FUND, INC.
      ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 Bank of Ireland Asset Management (U.S.) Limited
                               75 Holly Hill Lane
                               GREENWICH, CT 06830
      ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                           99 High Street, 27th Floor
                                BOSTON, MA 02110
      ------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (203) 869-0111
                                                         ----------------
                       Date of fiscal year end: OCTOBER 31
                                              -----------------
                   Date of reporting period: JANUARY 31, 2007
                                           ----------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                    [[LOGO]
                              THE NEW IRELAND FUND
                              FIRST QUARTER REPORT

                                JANUARY 31, 2007

                         INVESTMENT SUMMARY (UNAUDITED)

                                TOTAL RETURN (%)
                                ---------------

                               MARKET VALUE                NET ASSET VALUE (A)
                               ------------                -------------------
                                         AVERAGE                       AVERAGE
                        CUMULATIVE      ANNUAL (B)     CUMULATIVE     ANNUAL (B)
                        ----------      ---------      ----------    ----------
Current Quarter            17.48         17.48              8.90           8.90
One Year                   56.79         56.79             39.28          39.28
Three Year                159.20         37.37            114.15          28.90
Five Year                 279.28         30.55            207.03          25.15
Ten Year                  335.46         15.85            264.44          13.81





                                                   PER SHARE INFORMATION AND RETURNS

                                                                                                           2007
                     1997      1998     1999    2000     2001      2002    2003     2004    2005   2006    YTD
-----------------------------------------------------------------------------------------------------------------
Net Asset
  Value ($)          19.99    21.36   19.75    20.06    13.28     11.04    16.29   20.74  24.36   32.55    32.76
Income
  Dividends ($)      (0.22)   (0.07)     --    (0.13)   (0.01)    (0.03)     --   (0.089) (0.03)  (0.16)   (0.24)
Capital Gains
Other
  Distributions ($)  (0.36)   (0.70)  (1.14)   (1.60)   (2.65)    (0.69)     --      --      --   (1.77)   (2.40)
Total
  Return (%) (a)      22.46   11.68   (2.79)   13.27   (23.76)   (12.07)   47.55  28.14   17.51   45.97     8.90

NOTES
-----
(a) Total investment returns reflect changes in net asset value per share during each period and assume that dividends and capital gains distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market price.

(b) Periods less than one year are not annualized.


PAST RESULTS ARE NOT NECESSARILY INDICATIVE OF FUTURE PERFORMANCE OF THE FUND.

                PORTFOLIO BY MARKET SECTOR AS OF JANUARY 31, 2007
                           (PERCENTAGE OF NET ASSETS)

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Construction and Building Materials .  30.67%
Financial ...........................  19.35%
Other Assets ........................   6.81%
Food and Beverages ..................  13.84%
Health Care Services ................   5.55%
Transportation ......................   6.37%
Business Services ...................   5.50%
Diversified Financial Services ......   4.19%
Publishing and News .................   3.53%
Food and Agriculture ................   4.19%




                TOP 10 HOLDINGS BY ISSUER AS OF JANUARY 31, 2007

HOLDING                           SECTOR                               % OF NET ASSETS
-------                           ------                               ---------------
CRH PLC                           Construction and Building Materials    16.27%
Allied Irish Banks PLC            Financial                              15.53%
Kerry Group PLC, Series A         Food and Beverages                      6.49%
Kingspan Group PLC                Construction and Building Materials     6.37%
Ryanair Holdings PLC              Transportation                          5.80%
C&C Group PLC                     Food and Beverages                      5.59%
Grafton Group PLC-UTS             Construction and Building Materials     5.59%
Irish Life & Permanent PLC        Diversified Financial Services          4.19%
IAWS Group PLC                    Food and Agriculture                    4.19%
DCC PLC                           Business Services                       4.03%

THE NEW IRELAND FUND, INC.
PORTFOLIO HOLDINGS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    VALUE (U.S.)
JANUARY 31, 2007                                        SHARES          (NOTE A)
--------------------------------------------------------------------------------

COMMON STOCKS (99.37%)
COMMON STOCKS OF IRISH COMPANIES (97.94%)

BUSINESS SERVICES (5.50%)
CPL Resources PLC                                     260,475   $   2,335,461
DCC PLC                                               202,501       6,381,114
                                                                -------------
                                                                    8,716,575
                                                                -------------

BUSINESS SUPPORT SERVICES (1.62%)
Veris PLC*                                            500,000       2,572,899
                                                                -------------

COMPUTER SOFTWARE AND SERVICES (0.56%)
IONA Technologies PLC-ADR*                            169,300         888,825
                                                                -------------

CONSTRUCTION AND BUILDING MATERIALS (30.67%)
CRH PLC                                               654,474      25,768,705
Grafton Group PLC-UTS                                 576,174       8,857,190
Kingspan Group PLC                                    401,046      10,094,420
McInerney Holdings PLC                                189,986       3,843,862
                                                                -------------
                                                                   48,564,177
                                                                -------------

DIVERSIFIED FINANCIAL SERVICES (4.19%)
Irish Life & Permanent PLC                            248,182       6,643,471
                                                                -------------

FINANCIAL (19.35%)
Allied Irish Banks PLC                                855,747      24,608,456
FBD Holdings PLC                                      117,402       6,041,270
                                                                -------------
                                                                   30,649,726
                                                                -------------

FOOD & AGRICULTURE (4.19%)
IAWS Group PLC                                        277,427       6,633,216
                                                                -------------

FOOD AND BEVERAGES (13.84%)
C&C Group PLC                                         599,170       8,860,330
Fyffes PLC                                            552,258         789,391
Greencore Group PLC                                   273,386       1,481,392
Kerry Group PLC, Series A                             400,210      10,281,398
Total Produce PLC*                                    552,258         516,692
                                                                -------------
                                                                   21,929,203
                                                                -------------

THE NEW IRELAND FUND, INC.
PORTFOLIO HOLDINGS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------
                                                                    VALUE (U.S.)
JANUARY 31, 2007                                        SHARES          (NOTE A)
--------------------------------------------------------------------------------

HEALTH CARE SERVICES (5.55%)

ICON PLC-Sponsored ADR*                                95,368   $   3,557,226
United Drug PLC                                       996,401       5,230,860
                                                                -------------
                                                                    8,788,086
                                                                -------------

PUBLISHING AND NEWS (3.53%)
Independent News & Media PLC                        1,419,240       5,587,996
                                                                -------------

REAL ESTATE DEVELOPMENT (0.10%)
Blackrock International Land PLC*                     218,009         161,476
                                                                -------------

TECHNOLOGY (2.47%)
Horizon Technology Group PLC*                       1,321,900       1,734,912
Norkom Group PLC*                                     818,699       2,180,900
                                                                -------------
                                                                    3,915,812
                                                                -------------

TRANSPORTATION (6.37%)
Aer Lingus Group PLC*                                 249,183         906,638
Ryanair Holdings PLC*                                 650,000       9,181,222
                                                                -------------
                                                                   10,087,860
                                                                -------------

TOTAL COMMON STOCKS OF IRISH COMPANIES
  (Cost $57,452,627)                                              155,139,322
                                                                -------------

COMMON STOCKS OF UNITED KINGDOM COMPANIES (1.43%)
  (COST U.S. $1,438,388)

CONSULTING SERVICES (1.43%)
RPS Group PLC                                         404,217       2,268,815
                                                                -------------

TOTAL INVESTMENT COMPANIES BEFORE
  FOREIGN CURRENCY ON DEPOSIT
  (Cost $58,891,015)                                            $ 157,408,137
                                                                -------------

THE NEW IRELAND FUND, INC.
PORTFOLIO HOLDINGS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------
                                                                    VALUE (U.S.)
JANUARY 31, 2007                                        SHARES          (NOTE A)
--------------------------------------------------------------------------------

FOREIGN CURRENCY ON DEPOSIT (0.00%)
   British Pounds Sterling                  (pound)       248   $         484
   Euro                                          A        390             507
                                                                -------------

TOTAL FOREIGN CURRENCY ON DEPOSIT
  (Cost $991)**                                                           991
                                                                -------------

TOTAL INVESTMENTS (99.37%)
  (Cost $58,892,006)                                              157,409,128
OTHER ASSETS AND LIABILITIES (0.63%)                                1,000,457
                                                                -------------

NET ASSETS (100.00%)                                            $ 158,409,585
                                                                =============

--------------------------------------------------------------------------------
    * Non-income producing security.
   ** Foreign currency held on deposit at JPMorgan Chase & Co.
  ADR -American Depositary Receipt traded in U.S. dollars.
  UTS -Units

THE NEW IRELAND FUND, INC.
NOTES TO PORTFOLIO HOLDINGS (UNAUDITED)~
--------------------------------------------------------------------------------

 A. VALUATION AND INVESTMENT PRACTICES:

     SECURITY VALUATION: Securities listed on a stock exchange for which market quotations are readily available are valued at the closing prices on the date of valuation, or if no such closing prices are available, at the last bid price quoted on such day. If there are no such quotations available for the date of valuation, the last available closing price will be used. The value of securities and other assets for which no market quotations are readily available, or whose values have been materially affected by events occurring before the Fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the Board of Directors to represent fair value. Short-term securities that mature in 60 days or less are valued at amortized cost.

     CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the spot rate of such currencies against U.S. dollars by obtaining from FT-IDC each day the current 4:00pm London time spot rate and future rate (the future rates are quoted in 30-day increments) on foreign currency contracts. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on security transactions.

     FORWARD FOREIGN CURRENCY CONTRACTS: The Fund may enter into forward foreign currency contracts for non-trading purposes in order to protect investment securities and related receivables and payables against future changes in foreign currency exchange rates. Fluctuations in the value of such contracts are recorded as unrealized gains or losses; realized gains or losses include net gains or losses on contracts which have terminated by settlements or by entering into offsetting commitments. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. There were no such contracts open in the Fund as of January 31, 2007.

     SECURITIES TRANSACTIONS: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis.

B. UNREALIZED APPRECIATION/(DEPRECIATION):

     At January 31, 2007, aggregate gross unrealized appreciation for all securities (excluding foreign currency on deposit) in which there was an excess value over tax cost was U.S. $100,443,861 and aggregate gross unrealized depreciation for all securities (excluding foreign currency on deposit) in which there was an excess of tax cost over value was U.S. $1,926,739.

--------------------------------------------------------------------------------

                           THE NEW IRELAND FUND, INC.
                             DIRECTORS AND OFFICERS

                     Peter J. Hooper        - CHAIRMAN OF THE BOARD
                     Brendan Donohoe        - PRESIDENT AND DIRECTOR
                     Margaret Duffy         - DIRECTOR
                     Denis P. Kelleher      - DIRECTOR
                     George G. Moore        - DIRECTOR
                     James M. Walton        - DIRECTOR
                     Lelia Long             - TREASURER
                     Colleen Cummings       - ASSISTANT TREASURER
                     Vincenzo A. Scarduzio  - SECRETARY
                     Salvatore Faia         - CHIEF COMPLIANCE OFFICER

                          PRINCIPAL INVESTMENT ADVISOR
                 Bank of Ireland Asset Management (U.S.) Limited
                               75 Holly Hill Lane
                          Greenwich, Connecticut 06830


                                 ADMINISTRATOR
                                    PFPC Inc.
                              4400 Computer Drive
                        Westborough, Massachusetts 01581


                                   CUSTODIANS
                              JP Morgan Chase & Co.
                       North America Investment Services
                            3 Metro Tech - 7th Floor
                            Brooklyn, New York 11245

                          SHAREHOLDER SERVICING AGENT
                     American Stock Transfer & Trust Company
                            40 Wall StreetNew York,
                                 New York 10005

                                  LEGAL COUNSEL
                              Seward & Kissel LLP
                             One Battery Park Plaza
                            New York, New York 10004


                                 CORRESPONDENCE

                   ALL CORRESPONDENCE SHOULD BE ADDRESSED TO:
                           The New Ireland Fund, Inc.
                                 c/o PFPC Inc.
                                 99 High Street
                                   27th Floor
                           Boston, Massachusetts 02110

                   TELEPHONE INQUIRIES SHOULD BE DIRECTED TO:
                        1-800-GO-TO-IRL (1-800-468-6475)

                                WEBSITE ADDRESS:
                             www.newirelandfund.com


IR-QTR 01/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE NEW IRELAND FUND, INC.

By (Signature and Title)*  /S/ BRENDAN DONOHOE
                         -------------------------------------------------------
                          Brendan Donohoe, President
                          (principal executive officer)

Date   March 23, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ BRENDAN DONOHOE
                         -------------------------------------------------------
                          Brendan Donohoe, President
                          (principal executive officer)

Date   March 23, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ LELIA LONG
                         -------------------------------------------------------
                          Lelia Long, Treasurer
                          (principal financial officer)

Date   March 23, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.